FAIR VALUE MEASUREMENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENTS

NOTE 11       FAIR VALUE MEASUREMENTS

(a) Fair Value Hierarchy

Under ASC 820, Fair Value Measurements and Disclosures, fair value measurements are characterized in one of three levels based upon the inputs used to arrive at the measurement. The three levels of the fair value hierarchy are as follows:

•	Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that we have the ability to access at the measurement date.
•	Level 2 inputs are inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.
•	Level 3 inputs are unobservable inputs for the asset or liability.

When appropriate, valuations are adjusted for various factors including credit considerations. Such adjustments are generally based on available market evidence. In the absence of such evidence, management’s best estimate is used.

(b) Fair Value of Financial Instruments

The carrying value of cash and cash equivalents, accounts receivable and other, accounts payable and accrued liabilities, accounts payable to affiliates and accrued interest approximate their fair values because of the short maturity or duration of these instruments, or because the instruments bear a variable rate of interest or a rate that approximates current rates. The fair value of the Partnership’s debt is estimated by discounting the future cash flows of each instrument at estimated current borrowing rates. The fair value of interest rate derivatives is calculated using the income approach, which uses period-end market rates and applies a discounted cash flow valuation model.

Long-term debt is recorded at amortized cost and classified in Level 2 of the fair value hierarchy for fair value disclosure purposes. Interest rate derivative assets and liabilities are classified in Level 2 for all periods presented where the fair value is determined by using valuation techniques that refer to observable market data or estimated market prices.  The estimated fair value of the Partnership’s debt at March 31, 2017 and December 31, 2016 was $1,905 million and $1,963 million, respectively.

Market risk is the risk that changes in market interest rates may result in fluctuations in the fair values or cash flows of financial instruments. The Partnership’s floating rate debt is subject to LIBOR benchmark interest rate risk. The Partnership uses interest rate derivatives to manage its exposure to interest rate risk. We regularly assess the impact of interest rate fluctuations on future cash flows and evaluate hedging opportunities to mitigate our interest rate risk.

The interest rate swaps are structured such that the cash flows of the derivative instruments match those of the variable rate of interest on the 2013 Term Loan Facility. The Partnership hedged interest payments on the variable- rate 2013 Term Loan Facility with interest rate swaps maturing July 1, 2018, at a weighted average fixed interest rate of 2.31 percent. At March 31, 2017, the fair value of the interest rate swaps accounted for as cash flow hedges was an asset of $2 million (both on a gross and net basis).  At December 31, 2016, the fair value of the interest rate swaps accounted for as cash flow hedges was an asset of $1 million and a liability of $1 million (on a gross basis) and an asset of nil million (on a net basis). The Partnership did not record any amounts in net income related to ineffectiveness for interest rate hedges for the three months ended March 31, 2017 and 2016. The change in fair value of interest rate derivative instruments recognized in other comprehensive income was a gain of $1 million for the three months ended March 31, 2017 (March 31, 2016 — loss of $2 million). For the three months ended March 31, 2017, the net realized loss related to the interest rate swaps was nil million and was included in financial charges and other (March 31, 2016 — nil million) (refer to Note 13).

The Partnership has no master netting agreements; however, it has derivative contracts containing provisions with rights of offset. The Partnership has elected to present the fair value of derivative instruments with the right to offset on a gross basis in the balance sheet. Had the Partnership elected to present these instruments on a net basis, there would be no effect on the consolidated balance sheet as of March 31, 2017 (net asset of nil million as of December 31, 2016).

In anticipation of a debt refinancing in 2003, PNGTS entered into forward interest rate swap agreements to hedge the interest rate on its Senior Secured Notes due in 2018. These interest rate swaps were used to manage the impact of interest rate fluctuations and qualified as derivative financial instruments in accordance with ASC 815, Derivatives and Hedging. PNGTS settled its position with a payment of $20.9 million to counterparties at the time of the refinancing and recorded the realized loss in AOCL as of the termination date. The previously recorded AOCL is currently being amortized against earnings over the life of the PNGTS Senior Secured Notes.  At March 31, 2017, our 61.71 percent proportionate share of net unamortized loss on PNGTS included in AOCL was $2 million (December 31, 2016 - $2 million). For the quarter ended March 31, 2017 and 2016, our 61.71 percent proportionate share of the amortization of realized loss on derivative instruments was nil million.

NOTE 18 FAIR VALUE MEASUREMENTS

(a) Fair Value Hierarchy

Under ASC 820, Fair Value Measurements and Disclosures, fair value measurements are characterized in one of three levels based upon the input used to arrive at the measurement. The three levels of the fair value hierarchy are as follows:

•	Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that we have the ability to access at the measurement date.
•	Level 2 inputs are inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.
•	Level 3 inputs are unobservable inputs for the asset or liability.

When appropriate, valuations are adjusted for various factors including credit considerations. Such adjustments are generally based on available market evidence. In the absence of such evidence, management’s best estimate is used.

(b) Fair Value of Financial Instruments

The carrying value of cash and cash equivalents, accounts receivable and other, accounts payable and accrued liabilities, accounts payable to affiliates, accrued interest and short-term debt approximate their fair values because of the short maturity or duration of these instruments, or because the instruments bear a variable rate of interest or a rate that approximates current rates. The fair value of the Partnership’s long-term debt is estimated by discounting the future cash flows of each instrument at estimated current borrowing rates. The fair value of interest rate derivatives is calculated using the income approach which uses period-end market rates and applies a discounted cash flow valuation model.

The Partnership has classified the fair value of natural gas imbalances as a Level 2 of the fair value hierarchy for fair value disclosure purposes, as the valuation approach includes quoted prices in the market index and observable volumes for the imbalance.

Long-term debt is recorded at amortized cost and classified in Level 2 of the fair value hierarchy for fair value disclosure purposes. Interest rate derivative assets and liabilities are classified in Level 2 for all periods presented where the fair value is determined by using valuation techniques that refer to observable market data or estimated market prices. The estimated fair value of the Partnership’s debt as at December 31, 2016 and December 31, 2015 was $1,963 million and $1,945 million, respectively.

The ATM common units which may be subject to rescission rights, as discussed more fully in Note 9, were measured using the original issuance price, plus statutory interest and less any distributions paid. This fair value measurement is classified as Level 2.

Market risk is the risk that changes in market interest rates may result in fluctuations in the fair values or cash flows of financial instruments. The Partnership’s floating rate debt is subject to LIBOR benchmark interest rate risk. The Partnership uses interest rate derivatives to manage its exposure to interest rate risk. We regularly assess the impact of interest rate fluctuations on future cash flows and evaluate hedging opportunities to mitigate our interest rate risk.

The interest rate swaps are structured such that the cash flows of the derivative instruments match those of the variable rate of interest on the 2013 Term Loan Facility. The Partnership hedged interest payments on the variable-rate 2013 Term Loan Facility with interest rate swaps maturing July 1, 2018, at a weighted average fixed interest rate of 2.31 percent. At December 31, 2016, the fair value of the interest rate swaps accounted for as cash flow hedges was an asset of $1 million and a liability of $1 million (on a gross basis) and an asset of nil million (on a net basis). At December 31, 2015, the fair value of the interest rate swaps accounted for as cash flow hedges was a liability of $1 million both on a gross and net basis. The Partnership did not record any amounts in net income related to ineffectiveness for interest rate hedges for the years ended December 31, 2016, 2015 and 2014. The net change in fair value of interest rate derivative instruments recognized in other comprehensive income was a gain of $2 million for the year ended December 31, 2016 (2015 — nil million, 2014 — loss of $1 million). In 2016, the net realized loss related to the interest rate swaps was $3 million, and was included in financial charges and other (2015 — $2 million, 2014 — $2 million).  Refer to Note 11 — Financial Charges and Other.

The Partnership has no master netting agreements, however, contracts contain provisions with rights of offset. The Partnership has elected to present the fair value of derivative instruments with the right to offset on a gross basis in the balance sheet. Had the Partnership elected to present these instruments on a net basis, there would be net asset of nil million as of December 31, 2016 and there would be no effect on the consolidated balance sheet as of December 31, 2015.

In anticipation of a debt refinancing in 2003, PNGTS entered into forward interest rate swap agreements to hedge the interest rate on its Senior Secured Notes due in 2018. These interest rate swaps were used to manage the impact of interest rate fluctuations and qualified as derivative financial instruments in accordance with ASC 815, Derivatives and Hedging. PNGTS settled its position with a payment of $20.9 million to counterparties at the time of the refinancing and recorded the realized loss in AOCL as of the termination date. The previously recorded AOCL is currently being amortized against earnings over the life of the PNGTS Senior Secured Notes.  At December 31, 2016, our 61.71 percent proportionate share of net unamortized loss on PNGTS included in AOCL was $2 million (2015 - $2 million). For the year ended December 31, 2016, 2015 and 2014, our 61.71 percent proportionate share of the amortization of realized loss on derivative instruments was $0.8 million for each year.

Our maximum counterparty credit exposure with respect to financial instruments at the balance sheet date consists primarily of the carrying amount, which approximates fair value, of non-derivative financial assets, such as cash and cash equivalents and receivables, as well as the fair value of derivative financial assets. We review our accounts receivable regularly and record allowances for doubtful accounts using the specific identification method. At December 31, 2016, we had not incurred any significant credit losses and had no significant amounts past due or impaired. At December 31, 2016, we had a credit risk concentration on one of our customers and the amount owed is greater than 10 percent of our recasted trade accounts receivable (refer to Note 15).

(c) Other

The estimated fair value measurements on Tuscarora (refer to Note 20) and our equity investment in Great Lakes (refer to Note 4) are both classified as Level 3. In the determination of the fair value, we used internal forecasts on expected future cash flows and applied appropriate discount rates. The determination of expected future cash flows involved significant assumptions and estimates as discussed more fully on Notes 4 and 20.